COVER LETTER

June 11, 2008

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

RE:	MML Series Investment Fund
(1933 Act File No. 2-39334; 1940 Act File No. 811-02224)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of MML Series Investment Fund (the “Trust”) pursuant to (i) the Securities Act of 1933, as amended (the “Securities Act”) and Rule 485(a)(2) thereunder, (ii) the Investment Company Act of 1940, as amended (the “1940 Act”), and (iii) Form N-1A and Regulation S-T, is Post-Effective Amendment No. 65 to the Trust’s Registration Statement under the Securities Act and Amendment No. 50 to the Trust’s Registration Statement under the 1940 Act (the “Amendment”).

This Amendment is being filed in connection with the initial registration under the Securities Act of the MML American Funds Growth Fund, MML American Funds International Fund and MML American Funds Core Allocation Fund, three new series of the Trust, and accordingly their anticipated effective date is August 25, 2008. Please note, however, that we will be filing a subsequent amendment pursuant to Rule 485(b) in order to file the necessary exhibits in connection with these new series, after which we anticipate requesting acceleration of the effective date to August 15, 2008. The Funds will each have one share class, Service Class 1 shares, and will offer their shares pursuant to a single Prospectus and Statement of Additional Information.

Please address any comments or questions to the undersigned at (413) 744-7218.

Very truly yours,

/s/Andrew M. Goldberg

Andrew M. Goldberg

Assistant Vice President and Counsel

Massachusetts Mutual Life Insurance Company